Cash and Cash Equivalents - Additional Information (Detail) $ in Thousands	Dec. 29, 2017 MXN ($)	Dec. 20, 2016 Trust	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of cash and cash equivalents [Line Items]
Number of trusts established | Trust		4
Cash and cash equivalents			$ 7,730,143	$ 5,188,138	$ 2,996,499	$ 1,595,502
Guadalajara airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 106,305
Expansion of trust commitment	118,563
Puerto Vallarta airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Expansion of trust commitment	17,423
Los Cabos airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Expansion of trust commitment	$ 15,620